INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2012
INCOME AND MINING TAXES
INCOME AND MINING TAXES

9.   INCOME AND MINING TAXES

Income and mining taxes expense (recovery) is made up of the following geographic components:

	Years Ended December 31,

	2012	2011	2010

Current income and mining taxes:

Canada	$8,750	$62,382	$34,217

Mexico	33,531	3,496	1,942

Finland	9,799	222	–

	52,080	66,100	36,159

Deferred income and mining taxes:

Canada	26,041	(341,038)	47,083

Mexico	25,284	54,996	18,759

Finland	20,820	10,269	1,086

	72,145	(275,773)	66,928

Income and mining taxes	$124,225	$(209,673)	$103,087

  Cash income and mining taxes paid in 2012 were $57.0 million (2011 – $110.9 million; 2010 – $25.2 million).

  The income and mining taxes expense (recovery) is different from the amount that would have been calculated by applying the Canadian statutory income tax rate as a result of the following:

	2012	2011	2010

Combined federal and composite provincial tax rates	26.3%	27.8%	29.6%

Increase (decrease) in tax rates resulting from:

Provincial mining duties	3.6	5.9	6.8

Tax law changes	–	(2.7)	(5.1)

Impact of foreign tax rates	(1.5)	(0.2)	(0.5)

Permanent differences	1.0	(1.6)	(4.2)

Valuation allowances	1.2	(0.3)	(0.2)

Impact of changes in income tax rates	(2.1)	(2.0)	(2.7)

Actual rate as a percentage of pre-tax income	28.5%	26.9%	23.7%

  The following table details the components of Agnico-Eagle's deferred income and mining tax liabilities:

	Liabilities (Assets) as at December 31,

	2012	2011

Mining properties	$761,508	$704,379

Net operating and capital loss carryforwards	(102,005)	(104,332)

Mining duties	(36,158)	(88,670)

Reclamation provisions	(42,688)	(51,926)

Valuation allowance	30,570	39,121

Deferred income and mining tax liabilities	$611,227	$498,572

  All of Agnico-Eagle's deferred income and mining tax assets and liabilities were denominated in the local currency based on the jurisdiction in which the Company paid taxes, except for Canada, and were translated into US dollars using the exchange rate in effect at the applicable consolidated balance sheets dates. For Canadian income tax purposes, for December 31, 2008 and subsequent years, the Company elected to use the US dollar as its functional currency.

  The Company operates in different jurisdictions and, accordingly, it is subject to income and other taxes under the various tax regimes in the countries in which it operates. The tax rules and regulations in many countries are highly complex and subject to interpretation. The Company may be subject in the future to a review of its historic income and other tax filings and in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations to the Company's business conducted within the country involved.

  A reconciliation of the beginning and ending amounts of the unrecognized tax benefits is as follows:

	2012	2011	2010

Unrecognized tax benefits, beginning of year	$1,200	$1,630	$5,608

Additions (reductions)	9,667	(430)	(3,978)

Unrecognized tax benefit, end of year	$10,867	$1,200	$1,630

  The full amount of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate. The Company does not expect its unrecognized tax benefits to change significantly over the next year.

  The Company is subject to taxes in Canada, Mexico and Finland, each with varying statutes of limitations. The 2007 through 2012 taxation years generally remain subject to examination.